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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-21750
                                   ---------------------------------------------

                  Kayne Anderson Energy Total Return Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    717 Texas Avenue, Suite 3100             Houston, Texas        77002
--------------------------------------------------------------------------------
             (Address of principal executive offices)               (Zip code)

                            David J. Shladovsky, Esq.
                              KA Fund Advisors, LLC
                          717 Texas Avenue, Suite 3100
                                Houston, Texas 77002
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:     (713) 493-2020
                                                    ----------------------------

Date of fiscal year end:     November 30, 2009
                           ----------------------------

Date of reporting period:    July 1, 2008 - June 30, 2009
                          -----------------------------------------


      Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     PROXY VOTING RECORD.

      Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

      (a)   The name of the issuer of the portfolio security;

      (b)   The exchange ticker symbol of the portfolio security;

      (c)   The  Council  on  Uniform   Securities   Identification   Procedures
            ("CUSIP") number for the portfolio security;

      (d)   The shareholder meeting date;

      (e)   A brief identification of the matter voted on;

      (f) Whether the matter was proposed by the issuer or by a security holder;

      (g)   Whether the registrant cast its vote on the matter;

      (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (i)   Whether the registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)     Kayne Anderson Energy Total Return Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Kevin S. McCarthy
                         -------------------------------------------------------
                                Kevin S. McCarthy,
                                Chairman of the Board of Directors,
                                President and Chief Executive Officer

Date      August 27, 2009
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

                                                                                                  PROPOSED
                                                                                                  BY                         FOR/
                                                        MEETING                                   (I)SSUER OR  VOTE   HOW    AGAINST
ISSUER                               SYMBOL  CUSIP      DATE        MATTER:                       (S)HRHLDR    CAST?  VOTED  MGMT
------------------------------------------------------------------------------------------------------------------------------------
           ARLINGTON TANKERS, LTD    ATB     G04899103  7/17/2008   ELECT:                             I       yes    for    for
                                                                    Stephen Jaeger

                                                                    APPOINT:                           I       yes    for    for
                                                                    Moore Stephens PC as
                                                                    independent auditors
------------------------------------------------------------------------------------------------------------------------------------
         PATRIOT COAL CORPORATION    PCX     70336T104  7/22/2008   APPROVE:                           I       yes    for    for
                                                                    issuance of up to
                                                                    11,901,729 shares of
                                                                    Patriot Coal Corp. common
                                                                    stock to the holders of
                                                                    common stock of Magnum Coal
                                                                    Co.
------------------------------------------------------------------------------------------------------------------------------------
    CAPITAL PRODUCT PARTNERS L.P.    CPLP    Y11082107  7/25/2008   ELECT:                             I       yes    for    for
                                                                    Robert Curt

                                                                    APPROVE:                           I       yes    for    for
                                                                    amendment to the Company's
                                                                    first amended and restated
                                                                    agreement of limited
                                                                    partnership establishing
                                                                    that, if a quorum has not
                                                                    been obtained after two
                                                                    attempts at any meeting of
                                                                    limited partners of the
                                                                    Company, then any votes
                                                                    present at the 3rd convened
                                                                    meeting will be deemed to
                                                                    constitute a quorum
------------------------------------------------------------------------------------------------------------------------------------
      EXCEL MARITIME CARRIERS LTD    EXM     V3267N107  9/15/2008   AMEND:                             I       yes    for    for
                                                                    article twelve of the
                                                                    amended and restated
                                                                    articles of incorporation

                                                                    ELECT:                             I       yes    for    for
                                                                    Gabriel Panayotides
                                                                    Stamatis Molaris
                                                                    Hans J. Mende
                                                                    Corbin J. Robertson III
                                                                    Frithjof Platou
                                                                    Evangelos Macris
                                                                    Apostolos Kontoyannis
                                                                    Paul Cornell
                                                                    Trevor J. Williams

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of Ernst &
                                                                    Young LLP as the Co.'s
                                                                    independent auditors
------------------------------------------------------------------------------------------------------------------------------------
  SHIP FINANCE INTERNATIONAL LTD.    SFL     G81075106  9/19/2008   ELECT:                             I       yes    for    for
                                                                    Tor Olav Trom
                                                                    Paul Leand Jr.
                                                                    Kate Blankenship
                                                                    Craig H. Stevenson Jr.
                                                                    Hans Petter Aas.

                                                                    APPOINT:                           I       yes    for    for
                                                                    Moore Stephens PC as
                                                                    auditors and to authorize
                                                                    the board of directors to
                                                                    determine their remuneration

                                                                    APPROVE:                           I       yes    for    for
                                                                    remuneration of the Co.'s
                                                                    board of directors for the
                                                                    year ending 12/31/08
------------------------------------------------------------------------------------------------------------------------------------
            PARAGON SHIPPING INC.    PRGN    69913R309  9/9/2008    ELECT:                             I       yes    for    for
                                                                    Nigel D. Cleave
                                                                    Bruce Ogilvy

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of Deloitte
                                                                    Hadjipaulou Sofianos &
                                                                    Cambanis S.A. as the
                                                                    Company's independent
                                                                    auditors for the FY ending
                                                                    12/31/08
------------------------------------------------------------------------------------------------------------------------------------
               TEEKAY TANKERS LTD    TNK     Y8565N102  9/24/2008   ELECT:                             I       yes    for    for
                                                                    C. Sean Day
                                                                    Bjorn Moller
                                                                    Peter Evensen
                                                                    Richard T. Dumoulin
                                                                    Richard J.F. Bronks
                                                                    William Lawes

                                                                    RATIFY:                            I       yes    for    for
                                                                    Selection of Ernst & Young
                                                                    LLP as the Co.'s
                                                                    independent auditors for
                                                                    the FY ending 12/31/08
------------------------------------------------------------------------------------------------------------------------------------
      FORDING CANADIAN COAL TRUST    FDG.UN  345425102  9/30/2008   APPROVE:                           I       yes    for    for
                                                                    the arrangement under
                                                                    section 193 of the business
                                                                    corporations act involving
                                                                    the acquisition by Teck
                                                                    Cominco Ltd. of all of the
                                                                    assets and assumption of
                                                                    all of the liabilities of
                                                                    Fording Canadian Coal Trust
------------------------------------------------------------------------------------------------------------------------------------
     ARIES MARITIME TRANSPORT LTD    RAMS    G0474B105  10/7/2008   APPROVE:                           I       yes    for    for
                                                                    C.J. Georgakis
                                                                    George Xiradakis

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    PricewaterhouseCoopers LLP
                                                                    as the Co.'s independent
                                                                    auditors for the FY08

                                                                    AMEND:                             I       yes    for    for
                                                                    the Co.'s by-laws in order
                                                                    to permit the Co. to hold
                                                                    treasury shares
------------------------------------------------------------------------------------------------------------------------------------
     ALPHA NATURAL RESOURCES, INC.   ANR     02076X102  11/21/2008  ADOPT:                             I       yes    for    for
                                                                    the agreement and plan of
                                                                    merger dated as of 7/15/08
                                                                    by and among
                                                                    Cleveland-Cliffs Inc, Alpha
                                                                    Natural Resources and Alpha
                                                                    Merger Sub Inc. F/K/A Daily
                                                                    Double Acq.

                                                                    APPROVE:                           I       yes    for    for
                                                                    adjournment of the Alpha
                                                                    Natural Resources, Inc.
                                                                    special meeting to permit
                                                                    further solicitation of
                                                                    proxies if there are not
                                                                    sufficient votes at the
                                                                    time of the Alpha Natural
                                                                    Resources, Inc. special
                                                                    meeting to approve the
                                                                    above proposal
------------------------------------------------------------------------------------------------------------------------------------
           ARLINGTON TANKERS, LTD    ATB     G04899103  12/16/2008  APPROVE:                           I       yes    for    for
                                                                    agreement and plan of
                                                                    merger and amalgamation,
                                                                    dated 8/5/08 by and among
                                                                    Arlington Tankers Ltd.,
                                                                    General Maritime Corp.,
                                                                    Galileo Holding Corp.,
                                                                    Galileo Merger Corp. and
                                                                    Archer Amalgamation Ltd.

                                                                    APPROVE:                           I       yes    for    for
                                                                    the adoption of
                                                                    Amalgamation Agreement,
                                                                    dated 8/5/08 by and among
                                                                    Arlington Tankers, Ltd.,
                                                                    Galileo Holding Corp. and
                                                                    Archer Amalgamation Ltd.

                                                                    APPROVE:                           I       yes    for    for
                                                                    any motion to adjourn or
                                                                    postpone the Arlington Tankers,
                                                                    Ltd., special meeting to another
                                                                    time or place, if
                                                                    necessary, to solicit
                                                                    additional proxies if there
                                                                    are insufficient votes for
                                                                    each of the foregoing
                                                                    proposals at the time of
                                                                    the special general meeting
------------------------------------------------------------------------------------------------------------------------------------
   ENERGY TRANSFER PARTNERS, L.P.    ETP     29273R109  12/16/2008  APPROVE:                           I       yes    for    for
                                                                    the terms of the Energy
                                                                    Transfer Partners, L.P. 08
                                                                    l-t incentive plan, which
                                                                    provides for awards of
                                                                    options to purchase the
                                                                    partnership's common units,
                                                                    awards of the partnerships
                                                                    restricted units, awards of
                                                                    the partnership's phantom
                                                                    units, awards of the
                                                                    partnership's common units,
                                                                    all as more fully described
                                                                    in the proxy statement
------------------------------------------------------------------------------------------------------------------------------------
    NAVIOS MARITIME PARTNERS L.P.    NMM     Y62267102  12/16/2008  ELECT:                             I       yes    for    for
                                                                    Leonidas Korres
                                                                    Efstathios Loizos
                                                                    Robert Pierot
                                                                    John Karkadas

                                                                    RATIFY:                            I       yes    for    for
                                                                    the appointment of
                                                                    PricewaterhouseCoopers LLP
                                                                    as the Company's
                                                                    independent public
                                                                    accountants for the FY
                                                                    ending 12/31/08
------------------------------------------------------------------------------------------------------------------------------------
           BUCKEYE PARTNERS, L.P.    BPL     118230101  1/30/2009   APPROVE:                           I       yes    for    for
                                                                    the terms of the 2009 l-t
                                                                    incentive plan of Buckeye
                                                                    Partners, L.P. as described
                                                                    in the consent solicitation
                                                                    statement
------------------------------------------------------------------------------------------------------------------------------------
 PENN VIRGINIA RESOURCE PARTNERS,    PVR     707884102  1/14/2009   APPROVE:                           I       yes    for    for
                             L.P.                                   amendment to the Penn
                                                                    Virginia Resource GP LLC
                                                                    fourth amended and restated
                                                                    long-term incentive plan to
                                                                    increase the number of
                                                                    common units issuable there
                                                                    under from 600K to 3MM
------------------------------------------------------------------------------------------------------------------------------------
 MAGELLAN MIDSTREAM PARTNERS L.P.    MMP     559080106  4/22/2009   ELECT:                             I       yes    for    for
                                                                    George O'Brien Jr.
------------------------------------------------------------------------------------------------------------------------------------
       PEABODY ENERGY CORPORATION    BTU     704549104  5/7/2009    ELECT:                             I       yes    for    for
                                                                    Gregory Boyce
                                                                    William James
                                                                    Robert Karn III
                                                                    M. Frances Keeth
                                                                    Henry Lentz

                                                                    RATIFY:                            I       yes    for    for
                                                                    Appointment of Ernst &
                                                                    Young LLP as the Co.'s
                                                                    independent registered
                                                                    public accounting firm for
                                                                    FY09

                                                                    REAPPROVE:                         I       yes    for    for
                                                                    material terms of the
                                                                    performance measure under
                                                                    the Co.'s '04 l-t equity
                                                                    incentive plan
------------------------------------------------------------------------------------------------------------------------------------
               CONSOL ENERGY INC.    CNX     20854P109  4/28/2009   ELECT:                             I       yes    for    for
                                                                    John Whitmire
                                                                    J. Brett Harvey
                                                                    James Altmeyer Sr.
                                                                    Philip Baxter
                                                                    WIlliam Davis
                                                                    Raj Gupta
                                                                    Patricia Hammick
                                                                    David Hardesty Jr.
                                                                    John Mills
                                                                    William Powell
                                                                    Joseph Williams

                                                                    RATIFY:                            I       yes    for    for
                                                                    independent auditor Ernst &
                                                                    Young LLP

                                                                    APPROVE:                           I       yes    for    for
                                                                    CONSOL Energy Inc.'s
                                                                    amendment and restatement
                                                                    of equity incentive plan

                                                                    APPROVE:
                                                                    shareholder proposal
                                                                    regarding majority voting          I       yes   aainst  for

                                                                    APPROVE:                           I       yes   aainst  for
                                                                    shareholder proposal
                                                                    regarding early disclosure
                                                                    of voting results of
                                                                    shareholder proposals
------------------------------------------------------------------------------------------------------------------------------------
            COPANO ENERGY, L.L.C.    CPNO    217202100  5/14/2009   ELECT:                             I       yes    for    for
                                                                    James Crump
                                                                    Ernie Danner
                                                                    John Eckel Jr.
                                                                    Scott Griffiths
                                                                    Michael Johnson
                                                                    T. William Porter
                                                                    William Thacker

                                                                    APPROVE:                           I       yes    for    for
                                                                    amendment of Copano Energy,
                                                                    L.L.C.'s amended and
                                                                    restated long-term
                                                                    incentive plan

                                                                    RATIFY:                            I       yes    for    for
                                                                    Deloitte & Touche LLP as
                                                                    independent registered
                                                                    public accounting firm for
                                                                    '09
------------------------------------------------------------------------------------------------------------------------------------
                  ARCH COAL, INC.    ACI     039380100  4/23/2009   ELECT:                             I       yes    for    for
                                                                    Frank Burke
                                                                    Patricia Godley
                                                                    Thomas Lockhart
                                                                    Wesley Taylor

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of independent
                                                                    public accounting firm
------------------------------------------------------------------------------------------------------------------------------------
     GENCO SHIPPING & TRADING LTD    GNK     Y2685T107  5/14/2009   ELECT:                             I       yes    for    for
                                                                    R.C. North, USCG (Ret.)
                                                                    Basil Mavroleon
                                                                    Harry Perrin

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of Deloitte &
                                                                    Touche LLP as the
                                                                    independent auditors of
                                                                    Genco Shipping & Trading
                                                                    Ltd. for FY ending 12/31/09
------------------------------------------------------------------------------------------------------------------------------------
              DIANA SHIPPING INC.    DSX     Y2066G104  5/5/2009    ELECT:                             I       yes    for    for
                                                                    Simeon Palios
                                                                    Anastassis Margaronis
                                                                    Oiznnis Zafirakis

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of Ernst &
                                                                    Young LLP (Hellas) as the
                                                                    Co.'s independent auditors
                                                                    for the FY ending 12/31/09
------------------------------------------------------------------------------------------------------------------------------------
     GENERAL MARITIME CORPORATION    GMR     Y2693R101  5/14/2009   ELECT:                             I       yes    for    for
                                                                    Peter Shaerf
                                                                    John Tavlarios

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of Deloitte &
                                                                    Touche LLP as the
                                                                    independent auditors of the
                                                                    Co. for FY ending 12/31/03
------------------------------------------------------------------------------------------------------------------------------------
          ENERPLUS RESOURCES FUND    ERF     29274D604  5/8/2009    NOMINATE:                          I       yes    for    for
                                                                    directors of Enermark Inc.
                                                                    the nominees described in
                                                                    the accompanying
                                                                    information circular and
                                                                    proxy statement

                                                                    APPOINT:                           I       yes    for    for
                                                                    Deloitte & Touche LLP,
                                                                    independent registered
                                                                    chartered accountants, as
                                                                    auditors of the Fund
------------------------------------------------------------------------------------------------------------------------------------
            CROSSTEX ENERGY, L.P.    XTEX    22765U102  5/7/2009    APPROVE:                           I       yes    for    for
                                                                    the Crosstex Energy, GP,
                                                                    LLC amended and restated
                                                                    long-term incentive plan
                                                                    (inc. the increase in the
                                                                    number of units available
                                                                    for issuance there under

                                                                    APPROVE:                           I       yes    for    for
                                                                    amendment to the Crosstex
                                                                    Energy GP, LLC amended and
                                                                    restated long-term
                                                                    incentive plan to allow for
                                                                    an option exchange program
                                                                    for employees other than
                                                                    directors and executive
                                                                    officers
------------------------------------------------------------------------------------------------------------------------------------
              BAYTEX ENERGY TRUST    BTE     073176109  5/20/2009   FIX:                               I       yes    for    for
                                                                    number of directors of
                                                                    Baytex Energy Ltd. to be
                                                                    elected at eight

                                                                    ELECT:                             I       yes    for    for
                                                                    John Brussa
                                                                    Raymond Chan
                                                                    Edward Chwyl
                                                                    Naveen Dargan
                                                                    R.E.T. (Rusty) Goepel
                                                                    Anthony Marino
                                                                    Gregory Melchin
                                                                    Dale Shwed

                                                                    APPOINT:                           I       yes    for    for
                                                                    Deloitte & Touche LLP as
                                                                    auditors of the trust for
                                                                    the ensuing year and to
                                                                    authorize the directors of
                                                                    Baytex Energy Ltd. to fix
                                                                    their remuneration

                                                                    RE-APPOINT:                        I       yes    for    for
                                                                    Valian Trust Co. as the
                                                                    trustee of the Trust for a
                                                                    3-year period

                                                                    RATIFY:                            I       yes    for    for
                                                                    all grants made under the
                                                                    trust unit rights incentive
                                                                    plan since 5/11/08

                                                                    APPROVE:                           I       yes    for    for
                                                                    the unallocated rights
                                                                    under the trust unit rights
                                                                    incentive plan and certain
                                                                    amendments to the plan
------------------------------------------------------------------------------------------------------------------------------------
   FOUNDATION COAL HOLDINGS, INC.    FCL     35039W100  5/13/2009   ELECT:                             I       yes    for    for
                                                                    James Roberts
                                                                    Kurt Kost
                                                                    William Crowley, Jr.
                                                                    David Foley
                                                                    P. Michael Giftos
                                                                    Alex Krueger
                                                                    Joel Richards, III
                                                                    Robert Scharp
                                                                    Thomas Shockley III

                                                                    RATIFY:                            I       yes    for    for
                                                                    Foundation Coal Holdings,
                                                                    Inc.'s independent
                                                                    registered public
                                                                    accounting firm for the FY
                                                                    12/31/09
------------------------------------------------------------------------------------------------------------------------------------
                 ARC ENERGY TRUST    AET.UN  001986108  5/20/2009   RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Computershare Trust Co. of
                                                                    Canada, as trustee of the
                                                                    Trust for the ensuing year

                                                                    ELECT:                             I       yes    for    for
                                                                    Walter Deiboni
                                                                    John Dielwart
                                                                    Fred Dyment
                                                                    James Houck
                                                                    Michael Kanovsky
                                                                    Harold Kvisle
                                                                    Herbert Pinder, Jr.
                                                                    Mac H. Van Wielingen

                                                                    APPOINT:                           I       yes    for    for
                                                                    Deloitte & Touche LLP, as
                                                                    auditors of the trust for
                                                                    the ensuing year
------------------------------------------------------------------------------------------------------------------------------------
   MARKWEST ENERGY PARTNERS, L.P.    MWE     570759100  6/2/2009    ELECT:                             I       yes    for    for
                                                                    Frank Semple
                                                                    John Fox
                                                                    Keith Bailey
                                                                    Michael Beatty
                                                                    charles Dempster
                                                                    Donald Heppermann
                                                                    William Kellstrom
                                                                    Anne Fox  Mounsey
                                                                    William Nicoletti
                                                                    Donald Wolf

                                                                    RATIFY:                            I       yes    for    for
                                                                    Deloitte & Touche LLP as
                                                                    the partnership's
                                                                    independent registered
                                                                    public accountants for FYE
                                                                    12/31/09
------------------------------------------------------------------------------------------------------------------------------------
              NAL OIL & GAS TRUST    NAE.UN  628949109  5/20/2009   ELECT:                             I       yes    for    for
                                                                    J. Charles Caty
                                                                    William  Eeuwes
                                                                    Donald Ingram
                                                                    Irvine Koop
                                                                    Gordon Lackenbauer
                                                                    Barry Stewart
                                                                    Andrew Wiswell

                                                                    APPOINT:                           I       yes    for    for
                                                                    KPMG LLP as auditors of the
                                                                    corporation for the ensuing
                                                                    year and authorize the
                                                                    directors to fix their
                                                                    remuneration
------------------------------------------------------------------------------------------------------------------------------------
   WESTSHORE TERMINAL INCOME FUND    WTE.UN  960911105  6/16/2009   ELECT:                             I       yes    for    for
                                                                    M. Dallas Ross
                                                                    Michael Korenberg
                                                                    Gordon Gibson
                                                                    William Stinson
                                                                    Jim Gardiner

                                                                    APPOINT:                           I       yes    for    for
                                                                    KPMG LLP as auditors of the
                                                                    Corporation for the ensuing
                                                                    year and authorizing the
                                                                    directors to fix their
                                                                    remuneration
------------------------------------------------------------------------------------------------------------------------------------
     TSAKOS ENERGY NAVIGATION LTD    TNP     G9108L108  5/29/2009   ELECT:                             I       yes    for    for
                                                                    William O'Neil
                                                                    Richard Paniguian
                                                                    Aristides Patrinos

                                                                    APPOINT:                           I       yes    for    for
                                                                    Ernst & Young  LLP Athens
                                                                    Greece as auditors and
                                                                    authorization of the audit
                                                                    committee to set their
                                                                    remuneration

                                                                    TRANSACT:                          I       yes    for    for
                                                                    other such business as may
                                                                    properly come before the
                                                                    '09 annual meeting
------------------------------------------------------------------------------------------------------------------------------------
      ATLAS ENERGY RESOURCES, LLC    ATN     049303100  6/4/2009    ELECT:                             I       yes    for    for
                                                                    Edward Cohen
                                                                    Jonathan Cohen
                                                                    Jessica David
                                                                    Walter Jones
                                                                    Ellen Warren
                                                                    Richard Weber
                                                                    Brice Wolf
------------------------------------------------------------------------------------------------------------------------------------
           PENN WEST ENERGY TRUST    PWE     707885109  6/9/2009    APPROVE:                           I       yes    for    for
                                                                    amendments to the trust
                                                                    unit rights incentive plan
                                                                    of Penn West Energy Trust
                                                                    described in the management
                                                                    proxy circular dated 5/6/06

                                                                    APPROVE:                           I       yes    for    for
                                                                    amendment to the employee
                                                                    retirement savings plan of
                                                                    Penn West Energy Trust
                                                                    described in the
                                                                    information circular

                                                                    APPOINT:                           I       yes    for    for
                                                                    KPMG, LLP chartered
                                                                    accounts as auditors of
                                                                    Penn West Energy Trust

                                                                    ELECT:                             I       yes    for    for
                                                                    directors of PWPL for the
                                                                    ensuing year of the twelve
                                                                    nominees proposed by mgmt.,
                                                                    all as more particularly
                                                                    described in the
                                                                    information circular
------------------------------------------------------------------------------------------------------------------------------------
               DHT MARITIME, INC.    DHT     Y2065G105  6/18/2009   ELECT:                             I       yes    for    for
                                                                    Rolf Wikborg

                                                                    AMEND:                             I       yes    for    Against
                                                                    restated articles of
                                                                    incorporation to increase
                                                                    the number of authorized
                                                                    shares of DHT Maritime,
                                                                    Inc.common stock from 100MM
                                                                    to 200MM

                                                                    INCREASE:                          I       yes    for    Against
                                                                    number of shares of DHT
                                                                    Maritime, Inc. common stock
                                                                    available for awards under
                                                                    the 05 incentive
                                                                    compensation plan from 300K
                                                                    TO 700K and to increase the
                                                                    maximum number of shares of
                                                                    DHT Maritime, Inc. common
                                                                    stock with respect  to
                                                                    which awards may be granted
                                                                    to any participant  in the
                                                                    plan in any FY from 75K to
                                                                    100K

                                                                    RATIFY:                            I       yes    for    for
                                                                    Ernst & Young LLP as the Co.'s
                                                                    independent registered
                                                                    public accounting firm for
                                                                    the FY ending 12/31/09
------------------------------------------------------------------------------------------------------------------------------------
      CRESCENT POINT ENERGY TRUST    CPG.UN  225908102  6/29/2009   PASS:                              I       yes    for    for
                                                                    special resolution to
                                                                    approve a plan of
                                                                    arrangement under section
                                                                    193 of the business
                                                                    corporation act

                                                                    FIX:                               I       yes    for    for
                                                                    number of directors of CPRI
                                                                    for the ensuing year at
                                                                    seven (7)

                                                                    ELECT:                             I       yes    for    for
                                                                    Peter Bannister
                                                                    Paul Corborne
                                                                    Kenney Cugnet
                                                                    D. Hugh Gillard
                                                                    Gerald Romanzin
                                                                    Scott Saxberg
                                                                    Gregory Turnbull

                                                                    APPOINT:                           I       yes    for    for
                                                                    PricewaterhouseCoopers LLP
                                                                    as auditors of the trust
                                                                    and authorize the board of
                                                                    directors of CPRI to fix
                                                                    their remuneration as such
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